Unproved Mineral Properties Disclosure: Schedule of Option Agreement Commitments, Quina Claim (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of Option Agreement Commitments, Quina Claim

Date	Option Payment	Shares Issued
Upon execution of the option agreement (“Execution date”)	$25,000	500,000
12 months subsequent to the Execution date	25,000	833,333
24 months subsequent to the Execution date	25,000	357,143
36 months subsequent to the Execution date	25,000	357,143
48 months subsequent to the Execution date (paid in cash)	50,000	n/a
Total	$150,000	2,047,619